Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive income	$ 313	$ 496	$ 422
Balance, beginning of year	496	422
Net unrealized (loss) gain	(39)	75	(41)
Net unrealized loss	(5)	(4)	(6)
Balance, end of year	313	496	422
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive income	454	629	547
Balance, beginning of year	629	547	759
Net unrealized (loss) gain	(133)	86	(171)
Repurchase of shares under normal course issuer bids [note 19]	(42)	(4)	(41)
Balance, end of year	454	629	547
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive income	(20)	34	(23)
Balance, beginning of year	34	(23)	40
Net unrealized (loss) gain	(39)	75	(41)
Reclassification of net gain to net income	(15)	(18)	(22)
Balance, end of year	(20)	34	(23)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive income	(117)	(168)	(107)
Balance, beginning of year	(168)	(107)	(58)
Net unrealized gain (loss)	44	(72)	(52)
Reclassification of net gain to net income	7	11	3
Balance, end of year	(117)	(168)	(107)
Accumulated Net Unrealized Investment (Loss) Gain [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive income	(4)	1	5
Balance, beginning of year	1	5	11
Net unrealized loss	(5)	(4)	(6)
Balance, end of year	$ (4)	$ 1	$ 5